Equity	3 Months Ended
Mar. 31, 2025
Stockholders' Equity Note [Abstract]
Equity
Note 11. Equity
a. Share capital
The Company’s issued share capital is composed of ordinary shares, NIS 0.01 par value per share ("ordinary shares"). Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared. The Company’s ordinary shares are traded in the United States on the Nasdaq Global Select Market under the ticker symbol “SSYS”. As of March 31, 2025 and December 31, 2024, there were 72,657 thousand ordinary shares and 71,982 thousand ordinary shares issued and 72,391 thousand ordinary shares and 71,716 thousand ordinary shares outstanding, net of treasury shares, respectively. The change in the issued and outstanding ordinary shares during the three months ended March 31, 2025 was attributable to exercises of share options and RSUs under the Company’s share-based compensation plans. During the three months ended March 31, 2025, the Company's board of directors increased the reserve pool under the Company's 2022 Share Incentive Plan by 2.7 million shares.
b. Share Repurchase Program and Treasury Stock
On September 16, 2024, the Company’s Board of Directors authorized a share repurchase program that provides for the repurchase of up to $50 million of the Company’s ordinary shares, from time to time. Under the share repurchase program, the Company may effect repurchases by way of a variety of methods, including open market purchases, privately negotiated transactions or otherwise, all in accordance with U.S. securities laws and regulations, including Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Company may also, from time to time, enter into plans that are compliant with Rule 10b5-1 of the Exchange Act to facilitate repurchases of its ordinary shares under the Board authorization. The repurchase program does not obligate the Company to acquire any particular number or value of ordinary shares, and the repurchase program may be suspended or discontinued at any time at the Company’s discretion. In accordance with Section 7C of the Israeli Companies Regulations, the share repurchase program became effective 30 days after notice of Company's board of directors’ adoption of the repurchase program was provided to the Company’s material creditors and secured creditors.
During the year ended December 31, 2024, the Company repurchased 266 thousand ordinary shares for approximately $2.0 million at a weighted average cost of $7.50 per share.
c. Share-based compensation program
Share-based compensation expenses for equity-classified share options, restricted share units (“RSUs”) and performance-based restricted share units (”PSUs”) were allocated as follows:

	Three Months Ended March 31,
	2025	2024
	U.S $ in thousands
Cost of revenues	$708	$952
Research and development, net	1,240	2,131
Selling, general and administrative	4,265	5,566
Total stock-based compensation expenses	$6,213	$8,649
A summary of the Company’s share option activity for the three months ended March 31, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2025	1,250,004	19.18
Forfeited	(37,619)	19.66
Options outstanding as of March 31, 2025	1,212,385	19.17
Options exercisable as of March 31, 2025	1,017,312	20.00
As of March 31, 2025, the unrecognized compensation cost of $0.2 million related to all unvested, equity-classified share options is expected to be recognized as an expense over a weighted-average period of 0.81 years.
A summary of the Company’s RSUs and PSUs activity for the three months ended March 31, 2025 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2025	3,945,120	13.67
Granted	2,010,477	10.43
Vested	(662,640)	17.36
Forfeited	(177,182)	17.13
Unvested as of March 31, 2025	5,115,775	11.80
The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.
As of March 31, 2025, the unrecognized compensation cost of $54.0 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.93 years.
d. Accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2025 and 2024, respectively:

	Three Months Ended March 31, 2025
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2025	$4,907	$(12,938)	$(8,031)
Other comprehensive income (loss) before reclassifications	(1,778)	1,726	(52)
Amounts reclassified from accumulated other comprehensive loss	(1,257)	—	(1,257)
Other comprehensive income (loss)	(3,035)	1,726	(1,309)
Balance as of March 31, 2025	$1,872	$(11,212)	$(9,340)

	Three Months Ended March 31, 2024
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	1,493	(2,186)	(693)
Amounts reclassified from accumulated other comprehensive loss	(811)	—	(811)
Other comprehensive income (loss)	682	(2,186)	(1,504)
Balance as of March 31, 2024	$2,472	$(11,055)	$(8,583)